DUE FROM FACTOR	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
DUE FROM FACTOR
DUE FROM FACTOR

NOTE 4: DUE FROM FACTOR

Due to/from factor consist of the following:

	September 30,	December 31,
	2022	2021
Outstanding receivables:	$423,984	$579,295
Without recourse	83,224	361,584
With recourse	182,352	121,617
Advances	(50,779)	(77,208)
Credits due customers	$638,781	$985,288

NOTE 5: DUE FROM FACTOR

The Company, via its subsidiaries, Bailey and Stateside, assigns a portion of its trade accounts receivable to third- party factoring companies, who assumes the credit risk with respect to the collection of non-recourse accounts receivable. The Company may request advances on the net sales factored at any time before their maturity date, and up to 50% of eligible finished goods inventories based on the terms of one of our agreements that terminated in 2021. The factor charges a commission on the net sales factored for credit and collection services. For one factoring company, interest on advances is charged as of the last day of each month at a rate equal to the LIBOR rate plus 2.5% for Bailey. For Stateside, should total commission and fees payable be less than $30,000 in a single year, then the factor shall charge the difference between the actual fees in said year and $30,000 to the Company. Interest on advances is charged as of the last day of each month at a rate equal to the greater of either, (a) the Chase Prime Rate + (2.0)% or (b) (4.0)% per annum. For another factoring company, interest is charged at one-thirty-third (1/33) of one percent per day, such rate to increase or decrease in accordance with changes in the “Prime Rate”, which such prime rate to be deemed to be 4.25% on the date of the agreement.

Advances are collateralized by a security interest in substantially all of the companies’ assets.

Due to/from factor consist of the following:

	December 31,
	2021	2020
Outstanding receivables:
Without recourse	$579,295	$151,158
With recourse	361,584	42,945
Advances	121,617	56,246
Credits due customers	(77,208)	(40,316)
	$985,288	$210,033